Securities Act Registration No. 333-181176

Investment Company Act Registration No. 811-22696

As filed with the Securities and Exchange Commission on March 28, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 19

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 22

(Check appropriate box or boxes.)

Compass EMP Funds Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On April 18, 2014 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 16 to its Registration Statement with respect to the Compass EMP U.S. 500 Volatility Weighted Index ETF, Compass EMP U.S. Small Cap 500 Enhanced Volatility Weighted Index ETF, Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF, Compass EMP International 500 Enhanced Volatility Weighted Index ETF and Compass EMP 100 High Dividend Enhanced Volatility Weighted Index ETF (the “Funds”) until April 18, 2014.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 16 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940, filed on January 15, 2014, with respect to the Funds are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Columbus, State of Ohio on the 28th day of March 2014.

Compass EMP Funds Trust

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title
/s/ Stephen M. Hammers Stephen M. Hammers*	President (Principal Executive Officer)
/s/ Robert W. Walker Robert W. Walker*	Treasurer (Principal Financial Officer
/s/ Donald T. Benson* Donald T. Benson	Trustee
/s/ John M. Gering* John M. Gering	Trustee
/s/ Ottis E. Mims* Ottis E. Mims	Trustee
/s/ David Moore* David Moore	Trustee

*By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

March 28, 2014